MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED	12 Months Ended
Dec. 31, 2015
Mergers Acquisitions Disposals Disclosure [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

NOTE 4: MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

  On October 1, 2015, the merger by absorption of the company NBG Pangaea REIC by the company MIG Real Estate REIC, according to the provisions of Greek Company Law 2190/1920 and Greek Law 2166/1993, was completed by virtue of the no. 100279/1.10.2015 announcement issued by the Ministry of Economy, Infrastructure, Shipping and Tourism. The company has been renamed to “NBG Pangaea Real Estate Investment company”, with distinctive title “NBG Pangaea REIC”.
  Following the preliminary agreement dated September 30, 2014 with “Sterling Properties Bulgaria EOOD”, member of the Marinopoulos S.A. Group, NBG Pangaea REIC, on February 27, 2015, acquired 100.00% of the share capital of the newly established company “PLAZA WEST A.D.”, which owns approximately 9,000 m2 of West Plaza shopping mall in Sofia, Bulgaria. The acquisition price (as determined by an independent appraiser) amounted to EUR 11 million. As certain terms of the Agreement were not met by the Seller by September 30, 2015, Pangaea proceeded with the unwinding of the acquisition, as provided for in the Agreement, for a total consideration of EUR12 million (i.e. the initial consideration EUR 11 million plus compensation of EUR 1 million). The amount of EUR 12 million was settled as a deposit to companies, members of the Marinopoulos S.A. Group, within the context of new preliminary contracts, for the acquisition by Pangaea of properties in Bulgaria and Cyprus subject to various terms and conditions being satisfied by the Sellers.
  On September 26, 2014 NBG acquired the 5.00% of the voting common shares of its Turkish bank subsidiary Finansbank A.S. from International Finance Corporation (“IFC”) pursuant to an exercise by IFC of its put option right in accordance with the agreement between NBG and IFC dated March 29, 2007. The total consideration paid amounted to USD 343 million calculated in accordance with the pricing formula set out in the aforementioned agreement. After this transaction the Group owns 99.81% of the entity;
  On September 23, 2014 NBG disposed of its 100.00% subsidiary “ANTHOS PROPERTIES” S.A.
  On August 12, 2014, NBG Pangaea REIC purchased 11,654,011 shares in MIG REAL ESTATE REIC (“MIGRE”) which represented 82.81% of MIGRE's total paid-up share capital and voting rights. The consideration transferred amounted to EUR 33 million which consisted of cash of EUR 12 million and of 3,348,651 new redeemable common shares issued by NBG Pangaea REIC of fair value EUR 21 million. The following table summarizes the fair value of assets and liabilities acquired of MIGRE as at the date of acquisition.

MIG REAL ESTATE REIC	August 12, 2014
(EUR in millions)
ASSETS
Due from banks	3
Premises	52
Other assets	2
Total assets	57

LIABILITIES
Other borrowed funds	12
Other liabilities	2
Total liabilities	14
Net assets	43
Proportionate share of non controlling interests	7

Source: Unaudited Financial Information

On October 22, 2014, NBG Pangaea REIC completed its mandatory tender offer to the shareholders of MIGRE, and acquired 1,951,053 shares (13.86%) of MIGRE's share capital at EUR 3.10 per share, increasing its stake in MIGRE to 96.67%. Because NBG Pangaea REIC held shares representing at least 90.0% of the voting rights of MIGRE after completion of the mandatory tender offer, NBG Pangaea REIC was required, pursuant to Article 28 of the Greek Law 3461/2006 in conjunction with the Decision with No. 1/409/29.12.2006 of the Board of Hellenic Capital Market Committee, to acquire all the shares that were offered by the shareholders that did not initially accept the mandatory tender offer within a period of three months from the publication of the results of the mandatory tender offer (i.e. until January 27, 2015) at a price of EUR 3.10 per share (exit right). Following that, the stake in MIGRE increased to 96.94% (stake in MIGRE as at December 31, 2014: 96.90%).

f)        On April 24, 2014, the dissolution of our 100.00% subsidiary, CPT Investments Ltd was completed.

g)        On April 24, 2014 the Bank disposed of its participation (35.00%) in the equity method investment “AKTOR FACILITY MANAGEMENT S.A.” for a consideration of EUR 1 million.

h)        On March 20, 2014, NBG Pangaea REIC acquired 100.00% of mutual fund “Picasso—Fondo Comune di Investimento Immobiliare Speculativo di Tipo Chiuso Riservato ad Investitori Qualificati” (Picasso—Closed End Real Estate Investment Fund Reserved to Qualified Investors). Picasso—Fondo owns building offices of a total area of 33 thousand sq.m., which are located in Rome and Milan. The consideration of the acquisition amounted to EUR 38 million of which EUR 37 million was paid in cash and EUR 1 million was recognised as payable. The acquisition was part of NBG Pangaea REIC investment policy and within the normal course of its business in order to increase its presence in the real estate market.

The following table summarizes the fair value of assets and liabilities acquired of Picasso—Fondo as at the date of acquisition which is March 20, 2014.

Picasso	March 20, 2014
(EUR in millions)
ASSETS
Due from banks	1
Premises	76
Other assets	2
Total assets	79

LIABILITIES
Due to banks	38
Other liabilities	2
Total liabilities	40
Net assets	39

Source: Unaudited Financial Information

i) On November 25, 2013, the Bank, after obtaining the consent of the HFSF and approval by theDG-Comp, agreed with Invel Real Estate (Netherlands) II BV to transfer a 66.00% participation interest out of the 100.00% held in subsidiary NBG Pangaea REIC at current valuations (NAV) for a total consideration of EUR 653 million, of which EUR 74 million relates to contribution in kind (property of fair value EUR 68 million and receivables of fair value EUR 6 million).

On December 30, 2013, after obtaining the approval of all regulatory authorities (including HCMC & HFSF), the above transaction was completed. NBG retains a 34.00% stake in NBG Pangaea REIC however; following the accounting guidance of ASC 840-40 “Sale-Leaseback Transactions” in combination with the accounting guidance of ASC 360-20 “Real Estate Sales” continues to consolidate NBG Pangaea REIC and did not recognize any profit on the sale of 66.00% to Invel.

  On July 26, 2013 the Bank acquired, free of any consideration, selected assets and liabilities of Probank which is under special liquidation following the decision 12/1/26.7.2013 of the Bank of Greece Resolutions Measures Committee. The difference between the transferred assets and liabilities amounted to EUR 563 million and was covered by HFSF by contributing to the Bank cash equal to the funding gap.
  On May 10, 2013 the Bank, acquired, free of any consideration, selected assets and liabilities of FBB which is under special liquidation following the decision 10/1/10.05.2013 of the Bank of Greece Resolution Measures Committee. The difference between the transferred assets and liabilities (“funding gap”) amounted to EUR 457 million and was covered by HFSF by contributing to the Bank EFSF bonds of nominal value equal to the funding gap. The fair value of the EFSF bonds amounted to EUR 462 million.

As the Bank acquired Probank's and FBB's network of 112 and 19 branches, respectively, with the personnel and operations, that is customers transactions, deposits and loans, each transaction is considered as an acquisition of an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing a return to the Bank, therefore meets the definition of a business combination of ASC 805 “Business combinations”.

The following tables summarize the fair value of assets acquired, liabilities assumed, as determined by the Bank, and the non-controlling interest at the acquisition date of Probank and FBB:

July 26, 2013
Probank	(EUR in millions)
Group
ASSETS
Cash and balance with central bank	60
Due from banks	22
Loans and advances to customers	2,152
Investment securities	240
Property and equipment	30
Other assets	148
Cash received from HFSF (funding gap)	563
Total assets	3,215

LIABILITIES
Due to banks	18
Due to customers	2,983
Other liabilities	26
Non-controlling interest	3
Total liabilities & non-controlling interest	3,030
Negative goodwill	185

The gross contractual amounts of loans and advances to customers, at the acquisition date, amounted to EUR 2,447 million. At the acquisition date, the amount not expected to be collected was EUR 422 million.

The Bank of Greece with its decision 15/30.12.2013 finalized the valuation of the transferred assets and liabilities of Probank and determined the difference (funding gap) to EUR 563 million. HFSF covered the aforesaid difference by contributing to the Bank cash equal to the funding gap. The gain “negative goodwill” of EUR 185 million, which is calculated as the difference between the fair value of the transferred assets and liabilities at the acquisition date and the cash received, was recognized directly in the income statement within the “Other non-interest income” line item.

FBB	May 10, 2013
(EUR in millions)
ASSETS
Due from banks (Central Bank included)	46
Loans and advances to customers	779
Investment securities	58
Property and equipment	8
Other assets	49
Fair value of EFSF bonds received from HFSF (funding gap)	462
Total assets	1,402

LIABILITIES
Due to banks (Central Bank included)	309
Due to customers	1,066
Other liabilities	4
Total liabilities	1,379
Negative goodwill	23

The gross contractual amounts of loans and advances to customers, at the acquisition date, amounted to EUR 1,093 million. At the acquisition date the amount not expected to be collected was EUR 314 million.

The Bank of Greece with its decision 13/7.11.2013 finalized the valuation of the transferred assets and liabilities of FBB and determined the difference (funding gap) to EUR 457 million. HFSF covered the aforesaid difference by contributing to the Bank EFSF bonds of nominal value equal to the funding gap. The fair value of the EFSF bonds amounted to EUR 462 million. The gain “negative goodwill” of EUR 23 million, which is calculated as the difference between the fair value of the transferred assets and liabilities at the acquisition date and the fair value of EFSF bonds received, was recognized directly in the income statement within the “Other non-interest income” line item.

  On October 5, 2012, NBG announced a voluntary share exchange offer (the “Tender Offer”) to acquire all the outstanding ordinary registered shares, with a par value of EUR 2.22 per share, issued by Eurobank Ergasias S.A. (“Eurobank”) at an exchange ratio of 58 NBG newly issued ordinary registered shares for 100 Eurobank shares. The Tender Offer was approved by the Hellenic Capital Market Committee (“HCMC”) on January 10, 2013 and completed on February 15, 2013. As at the date of completion of the Tender Offer on February 15, 2013, 84.4% of Eurobank's shareholders had tendered their shares pursuant to the Tender Offer. As a result 271 million new NBG ordinary shares were issued, as described above. The fair value of these shares issued as the consideration paid for the Eurobank shares acquired amounted to EUR 273 million and was based on the closing price of NBG's share on the Athens Exchange (“ATHEX”) on February 15, 2013. The related acquisition costs amounted to EUR 17 million.

The recapitalization of Eurobank through the Hellenic Financial Stability Fund (“HFSF”) completed on May 31, 2013, led to the Bank's shareholding in Eurobank being reduced to 1.21%, with the HFSF having full voting rights for the Eurobank shares it acquired.

As a result of the above, the Bank's investment in Eurobank was accounted for as AFS investment. The fair value of the investment in Eurobank immediately after recapitalization amounted to EUR 181 million and was the initial balance of Eurobank as an AFS investment. The difference between the initial balance of Eurobank as an AFS investment and the fair value of NBG shares issued to acquire Eurobank amounted to loss of EUR 92 million and was recognized in the consolidated statement of income and comprehensive income within the “Other-Than-Temporary-Impairment (of which NIL was recognized in OCI)” line item. The subsequent decrease in the fair value of the investment in Eurobank amounted to EUR 173 million and has also been recognized in the income statement as OTTI as at December 31, 2013.

  On February 15, 2013 NBG Pangaea REIC acquired 100.00% of the share capital and obtained control of KARELA S.A. which is the owner of an office building superstructure of total gross area 29,900 sq.m. on a plot of total area 35,670 sq.m. located in Paiania Attica. The building at the date of acquisition was already leased to a third party. The consideration paid amounted to EUR 56 million in cash. The acquisition was part of NBG Pangaea REIC investment policy and within the normal course of business of NBG Pangaea REIC in order to increase its presence in the real estate market.

The following table summarizes the fair value of assets and liabilities of KARELA S.A. as at the date of acquisition which is February 15, 2013.

KARELA S.A.	February 15, 2013
(EUR in millions)
ASSETS
Due from banks	3
Premises	122
Other assets	1
Total assets	126

LIABILITIES
Other borrowed funds and Long-term debt	55
Derivative financial instruments	4
Other liabilities	10
Total liabilities	69
Net assets	57

Source: Unaudited Financial Information

	2013	2014	2015

	(EUR in milions)
Net income / (loss) attributable to NBG shareholders	37	(2,477)	(8,464)
Transfers (to) / from the non-controlling interest
Decrease in NBG’s paid-in-capital for purchase of 5.00% of Finansbank	-	(46)	-
Increase / (decrease) in NBG’s paid-in-capital due to minor changes in participations in other subsidiaries	-	-	4
Net transfers to / from non-controlling interest	-	(46)	4
Change from net income attributable to NBG shareholders and transfers (to) / from non-controlling interest	37	(2,523)	(8,460)